                       OPPENHEIMER ENTERPRISE FUND
                Supplement dated January 13, 2003 to the
                  Statement of Additional Information
                         Dated October 23, 2002

1.    Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the Fund and Mr.  Clayton  Yeutter  was elected as Chairman of the
   Board,  effective  January  1,  2003.  Therefore,  the  Statement  of
   Additional  Information  is revised by deleting the biography for Mr.
   Levy  on  page  25 and  by  adding  the  following  to Mr.  Yeutter's biography:  "Chairman of the Board of Trustees."

2.  In  the  Trustee  compensation  table  on  page  29,  the  title  of
  "Chairman" after Mr.  Levy's  name is  deleted  and the title of  "Chairman"
  is added after Mr. Yeutter's name.  In addition,  the  following  footnote is added  following Mr. Levy's name and following Mr. Yeutter's name:

            7.  Effective  January  1, 2003,  Clayton  Yeutter
           became Chairman  of  the  Board  of  Trustees  of the
           Board I Funds upon the retirement of Leon Levy.

January 13, 2003                                            885PX010